Note 13 - Retirement and Pension Plans (Details) - Benefit Payments Expected to Be Paid In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)
Benefit Payments Expected to Be Paid [Abstract]
2015	$ 622	¥ 64,015
2016	734	75,530
2017	964	99,316
2018	1,202	123,816
2019	1,306	134,463
2020－2024	12,420	1,279,018
Total	$ 17,248	¥ 1,776,158